Long term loan - Xihang & YSX Network and Guangzhou YSX (Details)								12 Months Ended
	Mar. 27, 2025 USD ($)	Dec. 24, 2024 USD ($)	Jun. 14, 2024	Jan. 02, 2024 CNY (¥)	Sep. 15, 2023 USD ($)	Sep. 13, 2023 USD ($)	Jun. 02, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 27, 2025 CNY (¥)	Dec. 24, 2024 CNY (¥)	Sep. 15, 2023 CNY (¥)	Sep. 13, 2023 CNY (¥)	Jun. 02, 2023 CNY (¥)
DEBT
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			YSXT:PeoplesBankOfChinaMember
Xihang
DEBT
Asset-liability ratio						70										70
Non-related party
DEBT
Repayment of long-term bank loans								$ 138,564		$ 657,039	$ 613,076
Long-term loans, including current portion								1,860,349		623,165
Current portion of long-term loans								578,775		138,481
Long-term loans								1,281,574		484,684
Non-related party | Xihang
DEBT
Current portion of long-term loans										138,481
Long-term loans										484,684
Related party
DEBT
Repayment of long-term bank loans								1,385,636		838,774	$ 145,970
Long-term loans, including current portion										1,384,811
Long-term loans								$ 0		$ 1,384,811
Related party | Jie Xiao And Xinjiang YSX
DEBT
Maximum guarantee amount	$ 689,018	$ 689,018											¥ 5,000,000	¥ 5,000,000
Bank of China | Xihang
DEBT
Basis points						0.25%
Effective interest rate						3.70%										3.70%
BOC, 3.4 million
DEBT
Periodic payment frequency								a semi-annual basis	a semi-annual basis
BOC, 3.4 million | Xihang
DEBT
Debt amount						$ 468,533										¥ 3,400,000
Debt term						2 years
Amount of periodic payment | ¥				¥ 340,000					¥ 340,000
Repayment of long-term bank loans								$ 137,804	¥ 1,000,000
Long-term loans, including current portion								$ 482,313				¥ 3,500,000
BOC, 1.6 million
DEBT
Periodic payment frequency								a semi-annual basis	a semi-annual basis
BOC, 1.6 million | Xihang
DEBT
Debt amount					$ 220,486										¥ 1,600,000
Debt term					2 years
Amount of periodic payment | ¥				¥ 160,000					¥ 160,000
BOC 5.0 million
DEBT
Debt amount	689,018	689,018											5,000,000	5,000,000
BOC 5.0 million | YSX Network
DEBT
Debt amount		$ 689,018												¥ 5,000,000
Debt term		3 years
Effective interest rate		3.05%												3.05%
BOC 5.0 million | Jie xiao and Xinjiang YSX
DEBT
Debt amount	$ 689,018												¥ 5,000,000
Debt term	3 years
Effective interest rate	3.10%												3.10%
BOC 5.0 million | Non-related party | YSX Network
DEBT
Current portion of long-term loans								$ 55,121
Long-term loans								633,897
BOC 5.0 million | Non-related party | Jie xiao and Xinjiang YSX
DEBT
Current portion of long-term loans								41,341
Long-term loans								647,677
BOC 5.0 million | Related party | Jie Xiao And Xinjiang YSX | YSX Network
DEBT
Maximum guarantee amount		$ 689,018												¥ 5,000,000
BOC 5.0 million | Related party | Jie Xiao And Xinjiang YSX | Jie xiao and Xinjiang YSX
DEBT
Maximum guarantee amount	$ 689,018												¥ 5,000,000
Loan from GZ Rural Bank | Mr. Jie Xiao
DEBT
Debt amount							$ 1,378,037	$ 1,378,037				¥ 10,000,000					¥ 10,000,000
Debt term							3 years
Basis points							0.55%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]								YSXT:PeoplesBankOfChinaMember	YSXT:PeoplesBankOfChinaMember
Effective interest rate							4.10%										4.10%